Operating Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2025	Nov. 30, 2022
Operating Lease [Line Items]
Lease term					45 years
Free of charge land term	5 years
Rental fee	$ 32,300
Lease agreement term	3 years
Letter of credit				$ 5,000,000
Letter of credit was collateralized with bank deposits				$ 5,000,000
Operating lease expenses	$ 5,164,404	$ 838,022	$ 357,300
Incurred for short-term lease	$ 145,911	$ 271,485	$ 216,177
Maximum [Member]
Operating Lease [Line Items]
Lease agreement term		120 months
Lease term	120 months
Minimum [Member]
Operating Lease [Line Items]
Lease agreement term		125 months
Lease term	24 months